Related party transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Funded amount	$ 7.9	$ 19.3	$ 11.4	$ 15.9